                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4647

                   RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 8/31

Date of reporting period: 2/29

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND
RIVERSOURCE MICHIGAN TAX-EXEMPT FUND
RIVERSOURCE OHIO TAX-EXEMPT FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
FEBRUARY 29, 2008


EACH FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF
INCOME GENERALLY EXEMPT FROM
FEDERAL INCOME TAX AS WELL AS FROM
THE RESPECTIVE STATE AND LOCAL
INCOME TAX.

TABLE OF CONTENTS

Fund Snapshot
   RiverSource Massachusetts
     Tax-Exempt Fund ...............      2
   RiverSource Michigan Tax-Exempt
     Fund...........................      2
   RiverSource Ohio Tax-Exempt
     Fund...........................      3
Fund Expenses Examples..............      4
Portfolio of Investments
   RiverSource Massachusetts
     Tax-Exempt Fund ...............      8
   RiverSource Michigan Tax-Exempt
     Fund...........................     14
   RiverSource Ohio Tax-Exempt
     Fund...........................     21
Financial Statements................     28
Notes to Financial Statements.......     34
Proxy Voting........................     55
Results of Meeting of
   Shareholders.....................     55

--------------------------------------------------------------------------------

                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT FEB. 29, 2008 (UNAUDITED)

RiverSource Massachusetts Tax-Exempt Fund

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA Bonds                                                                        45.4%
AA Bonds                                                                         29.0%
A Bonds                                                                          14.9%
BBB Bonds                                                                         9.4%
Non-Investment Grade Bonds                                                        1.3%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.3% of the bond portfolio assets were determined through internal analysis.

RiverSource Michigan Tax-Exempt Fund

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA Bonds                                                                        66.6%
AA Bonds                                                                         14.9%
A Bonds                                                                           9.5%
BBB Bonds                                                                         8.4%
Non-Investment Grade Bonds                                                        0.6%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.6% of the bond portfolio assets were determined through internal analysis.

--------------------------------------------------------------------------------

 2 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT FEB. 29, 2008 (UNAUDITED)

RiverSource Ohio Tax-Exempt Fund

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA Bonds                                                                        38.9%
AA Bonds                                                                         41.4%
A Bonds                                                                          16.4%
BBB Bonds                                                                         2.1%
Non-Investment Grade Bonds                                                        1.2%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.2% of the bond portfolio assets were determined through internal analysis.

--------------------------------------------------------------------------------

                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  3

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Feb. 29, 2008.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 4 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

                            BEGINNING         ENDING         EXPENSES
                          ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING       ANNUALIZED
                          SEPT. 1, 2007   FEB. 29, 2008    THE PERIOD(A)   EXPENSE RATIO(B)
 Class A
   Actual(c)                 $1,000         $  979.90          $4.09             .83%
   Hypothetical
   (5% return before
   expenses)                 $1,000         $1,020.74          $4.17             .83%
 Class B
   Actual(c)                 $1,000         $  976.20          $7.76            1.58%
   Hypothetical
   (5% return before
   expenses)                 $1,000         $1,017.01          $7.92            1.58%
 Class C
   Actual(c)                 $1,000         $  976.20          $7.76            1.58%
   Hypothetical
   (5% return before
   expenses)                 $1,000         $1,017.01          $7.92            1.58%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Feb. 29, 2008: -2.01% for Class A, -2.38% for Class B and -2.38% for Class C.

--------------------------------------------------------------------------------

                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  5

RiverSource Michigan Tax-Exempt Fund

                            BEGINNING         ENDING         EXPENSES
                          ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING       ANNUALIZED
                          SEPT. 1, 2007   FEB. 29, 2008    THE PERIOD(A)   EXPENSE RATIO(B)
 Class A
   Actual(c)                 $1,000         $  986.70          $4.00             .81%
   Hypothetical              $1,000         $1,020.84          $4.07             .81%
   (5% return before
   expenses)
 Class B
   Actual(c)                 $1,000         $  983.00          $7.74            1.57%
   Hypothetical
   (5% return before
   expenses)                 $1,000         $1,017.06          $7.87            1.57%
 Class C
   Actual(c)                 $1,000         $  983.00          $7.69            1.56%
   Hypothetical
   (5% return before
   expenses)                 $1,000         $1,017.11          $7.82            1.56%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Feb. 29, 2008: -1.33% for Class A, -1.70% for Class B and -1.70% for Class C.

--------------------------------------------------------------------------------

 6 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

                            BEGINNING         ENDING         EXPENSES
                          ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING       ANNUALIZED
                          SEPT. 1, 2007   FEB. 29, 2008    THE PERIOD(A)   EXPENSE RATIO(B)
 Class A
   Actual(c)                 $1,000         $  975.80          $3.98             .81%
   Hypothetical
   (5% return before
   expenses)                 $1,000         $1,020.83          $4.07             .81%
 Class B
   Actual(c)                 $1,000         $  972.20          $7.65            1.56%
   Hypothetical
   (5% return before
   expenses)                 $1,000         $1,017.11          $7.82            1.56%
 Class C
   Actual(c)                 $1,000         $  972.20          $7.65            1.56%
   Hypothetical
   (5% return before
   expenses)                 $1,000         $1,017.11          $7.82            1.56%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Feb. 29, 2008: -2.42% for Class A, -2.78% for Class B and -2.78% for Class C.

--------------------------------------------------------------------------------

                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS

RiverSource Massachusetts Tax-Exempt Fund
FEB. 29, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL BONDS (96.9%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                  VALUE(A)
ADVANCED REFUNDED (2.2%)
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C
  11-01-30                           5.25%         $710,000               $760,971
University of Massachusetts Building Authority
 Revenue Bonds
 Series 1976 Escrowed to Maturity
  05-01-11                           7.50            45,000                 48,105
                                                                   ---------------
Total                                                                      809,076
----------------------------------------------------------------------------------

COLLEGE (16.5%)
Massachusetts Development Finance Agency
 Refunding Revenue Bonds
 Simons Rock College of Bard
 Series 2007
  08-01-36                           4.70           500,000                425,420
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
  05-15-59                           6.00           325,000                322,407
Massachusetts Development Finance Agency
 Revenue Bonds
 Wheelock College
 Series 2007C
  10-01-37                           5.25           500,000                431,720
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Boston College
 Series 2003N
  06-01-21                           5.25         1,000,000              1,022,960
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Fisher College
 Series 2007A
  04-01-37                           5.13           500,000                407,325

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                  VALUE(A)
COLLEGE (CONT.)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
  07-15-37                           5.13%       $1,000,000               $975,480
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2004M
  07-01-25                           5.25           500,000                514,935
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Williams College
 Series 2003H
  07-01-33                           5.00         1,000,000                959,710
University of Massachusetts Building Authority
 Prerefunded Revenue Bonds
 Series 2003-1 (AMBAC)
  11-01-21                           5.25         1,000,000              1,093,039
                                                                   ---------------
Total                                                                    6,152,996
----------------------------------------------------------------------------------

ELECTRIC (5.5%)
Massachusetts Development Finance Agency
 Revenue Bonds
 Devens Electric System
 Series 2001
  12-01-30                           6.00         1,000,000              1,018,500
Massachusetts Municipal Wholesale Electric Company
 Revenue Bonds
 Nuclear Project #5
 Series 2001A (MBIA)
  07-01-10                           5.00         1,000,000              1,038,950
                                                                   ---------------
Total                                                                    2,057,450
----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 8 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                  VALUE(A)

HEALTH CARE - HOSPITAL (9.4%)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Catholic Health East
 Series 2007C
  11-15-32                           2.87%         $500,000(g)            $388,250
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Covenant Health Systems
 Series 2007
  07-01-30                           5.00           500,000                445,920
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center
 Series 2007D
  08-15-28                           5.25           750,000                718,245
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
  07-15-27                           5.00           250,000                212,413
  07-15-32                           5.00           250,000                203,375
  07-15-37                           5.00           500,000                397,285
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G-5
  07-01-18                           5.00           250,000                252,868
  07-01-47                           5.00         1,000,000                889,579
                                                                   ---------------
Total                                                                    3,507,935
----------------------------------------------------------------------------------

HEALTH CARE - LIFE CARE CENTER (2.3%)
Massachusetts Development Finance Agency
 Prerefunded Revenue Bonds
 Briarwood
 Series 2001B
  12-01-30                           8.25           750,000                856,448
----------------------------------------------------------------------------------

HEALTH CARE - OTHER (1.4%)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Emmanuel College
 Series 2007 (MBIA)
  07-01-25                           5.00           550,000                535,046
----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                  VALUE(A)

HOUSING - MULTI-FAMILY (1.7%)
Massachusetts Housing Finance Agency
 Revenue Bonds
 Series 2007D A.M.T.
  06-01-40                           4.85%         $750,000               $634,080
----------------------------------------------------------------------------------

HOUSING - SINGLE FAMILY (1.8%)
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2006-122 A.M.T.
  12-01-31                           4.85           750,000                657,803
----------------------------------------------------------------------------------

LEASE (2.8%)
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75         1,000,000(b,e)         1,039,890
----------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (6.0%)
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
  01-01-27                           5.50           500,000                495,330
  01-01-28                           5.50           500,000                494,605
Massachusetts Development Finance Agency
 Revenue Bonds
 Linden Ponds Incorporated Facility
 Series 2007A
  11-15-09                           5.00           500,000                492,255
Massachusetts Port Authority
 Revenue Bonds
 Bosfuel Project
 Series 2007 (FGIC) A.M.T.
  07-01-17                           5.00           750,000                760,853
                                                                   ---------------
Total                                                                    2,243,043
----------------------------------------------------------------------------------

PORT DISTRICT (2.1%)
Massachusetts Port Authority
 Refunding Revenue Bonds
 Series 2007C (FSA) A.M.T.
  07-01-14                           5.00           750,000                787,305
----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  9

RiverSource Massachusetts Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                  VALUE(A)

RESOURCE RECOVERY (1.4%)
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
  06-01-14                           5.45%         $500,000               $509,230
----------------------------------------------------------------------------------

SALES OR USE TAX (2.7%)
Massachusetts Bay Transportation Authority
 Prerefunded Revenue Bonds
 Series 2005A
  07-01-25                           5.00           250,000                270,040
  07-01-26                           5.00           250,000                270,040
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25           250,000(b)             236,773
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25           250,000(b)             235,895
                                                                   ---------------
Total                                                                    1,012,748
----------------------------------------------------------------------------------

SCHOOL (3.9%)
Massachusetts Development Finance Agency
 Revenue Bonds
 May Institute
 Series 1999 (Radian Group Financial Guaranty)
  09-01-29                           5.75         1,000,000              1,000,310
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
  08-15-32                           4.75           500,000                460,605
                                                                   ---------------
Total                                                                    1,460,915
----------------------------------------------------------------------------------

SPECIAL DISTRICT - SPECIAL TAX (3.8%)
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
  07-01-30                           5.00           450,000                443,421
  07-01-31                           5.00           500,000                492,520

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                  VALUE(A)
SPECIAL DISTRICT - SPECIAL TAX (CONT.)
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
  07-01-23                           5.50%         $500,000(b)            $496,890
                                                                   ---------------
Total                                                                    1,432,831
----------------------------------------------------------------------------------

STATE (11.1%)
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
  08-01-22                           5.25           500,000                515,310
  08-01-28                           5.25           500,000                507,515
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C Escrowed to Maturity (FSA)
  11-01-15                           5.50         1,025,000              1,143,356
Commonwealth of Massachusetts
 Unlimited General Obligation Refunding Bonds
 Series 2004A (FSA)
  08-01-20                           5.25           500,000                525,830
Commonwealth of Massachusetts
 Unrefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C (FSA)
  11-01-15                           5.50           475,000                527,274
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public
 Improvement Bonds
 Series 2006A
  07-01-27                           5.25           160,000(b)             175,003
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
  07-01-16                           5.50           500,000(b)             546,405
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation Public
 Improvement Bonds
 Series 2006A
  07-01-27                           5.25           215,000(b)             198,989
                                                                   ---------------
Total                                                                    4,139,682
----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 10 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                  VALUE(A)

TOLL ROAD (5.4%)
Massachusetts Bay Transportation Authority
 Refunding Revenue Bonds
 Series 1992B
  03-01-16                           6.20%       $1,500,000             $1,687,980
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25           300,000(b)             330,024
                                                                   ---------------
Total                                                                    2,018,004
----------------------------------------------------------------------------------

WATER & SEWER (16.9%)
City of Boston
 Revenue Bonds
 Series 2004A
  11-01-22                           5.00         1,000,000              1,006,130
Massachusetts State Water Pollution Abatement
 Prerefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00           855,000                923,828
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00           145,000                139,845
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA)
  08-01-17                           5.25           500,000                540,125
  08-01-22                           5.00           500,000                501,470

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                  VALUE(A)
WATER & SEWER (CONT.)
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A Escrowed to Maturity (FGIC)
  07-15-19                           6.50%       $2,000,000             $2,318,859
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 2004D (MBIA)
  08-01-27                           4.75         1,000,000                944,180
                                                                   ---------------
Total                                                                    6,374,437
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $37,486,120)                                                    $36,228,919
----------------------------------------------------------------------------------

MUNICIPAL NOTES (2.4%)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUE(C,D,F)                        YIELD       MATURITY                  VALUE(A)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Capital Assets Program
 V.R.D.N. Series 1985E (Fleet National Bank)
  01-01-35                           3.90%        $900,000                $900,000
----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $900,000)                                                          $900,000
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $38,386,120)(h)                                                 $37,128,919
==================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                 NUMBER OF
                                 CONTRACTS          NOTIONAL        EXPIRATION        UNREALIZED
CONTRACT DESCRIPTION            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year           (10)          $(1,148,281)     March 2008         $(13,303)
U.S. Treasury Note, 5-year           (12)           (1,371,000)      June 2008          (19,236)
--------------------------------------------------------------------------------------------------
Total                                                                                  $(32,539)
--------------------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  11

RiverSource Massachusetts Tax-Exempt Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                                FUND                                NOTIONAL
                          FLOATING           PAY/RECEIVE    FIXED    EXPIRATION     PRINCIPAL  UNREALIZED     UNREALIZED
COUNTERPARTY             RATE INDEX         FLOATING RATE   RATE        DATE         AMOUNT   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global  5-year Municipal Market    Pay            3.11%   April 2, 2008   $500,000        $--         $(5,288)
Markets           Data Index as determined
                  on April 2, 2008
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global  5-year Municipal Market    Pay            3.11    April 3, 2008    500,000         --          (5,288)
Markets           Data Index as determined
                  on April 3, 2008
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs     30-year Municipal Market   Receive        4.25        April 24,    260,000     38,353              --
Group             Data Index as determined                                   2008
                  on April 24, 2008
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley    5-year Municipal Market    Pay            2.90     May 20, 2008    480,000         --         (10,735)
                  Data Index as determined
                  on May 20, 2008
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley    5-year Municipal Market    Pay            2.90     May 21, 2008    480,000         --         (10,735)
                  Data Index as determined
                  on May 21, 2008
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley    5-year Municipal Market    Pay            2.90     May 22, 2008    480,000         --         (10,735)
                  Data Index as determined
                  on May 22, 2008
-------------------------------------------------------------------------------------------------------------------------
Lehman Brother    2-year Municipal Market    Pay            3.00    June 12, 2008    510,000      3,461              --
Special           Data Index AAA Municipal
Financing         Yields as determined on
                  June 12, 2008
-------------------------------------------------------------------------------------------------------------------------
Lehman Brother    2-year Municipal Market    Pay            2.95    June 13, 2008    510,000      2,721              --
Special           Data Index AAA Municipal
Financing         Yields as determined on
                  June 13, 2008
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $44,535        $(42,781)
-------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.7% of net assets at Feb. 29, 2008.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance

--------------------------------------------------------------------------------

 12 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

GNMA       -- Government National Mortgage Association
MBIA       -- MBIA Insurance Corporation
XLCA       -- XL Capital Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax -- At Feb. 29, 2008, the value of securities subject to alternative minimum tax represented
             9.0% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(e) At Feb. 29, 2008, investments in securities included securities valued at $86,311 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(h) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $38,386,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $684,000
Unrealized depreciation                                             (1,941,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(1,257,000)
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS

RiverSource Michigan Tax-Exempt Fund
FEB. 29, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL BONDS (95.5%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                  VALUE(A)
AIRPORT (1.3%)
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
  12-01-19                           4.75%         $500,000               $477,900
----------------------------------------------------------------------------------

CERTIFICATE OF PARTICIPATION (0.7%)
State of Michigan
 Certificate of Participation
 Series 2004A (MBIA)
  09-01-31                           4.25           250,000                255,473
----------------------------------------------------------------------------------

CITY (4.9%)
Detroit
 Unlimited General Obligation Bonds
 Series 2001A-1 (MBIA)
  04-01-15                           5.38         1,000,000              1,033,850
Jackson
 Limited General Obligation Bonds
 Capital Appreciation
 Downtown Development
 Zero Coupon
 Series 2001 (FSA)
  06-01-21                           5.58         1,450,000(b)             715,517
                                                                   ---------------
Total                                                                    1,749,367
----------------------------------------------------------------------------------

COLLEGE (4.8%)
Lansing Community College
 Limited General Obligation Bonds
 Series 2002 (FGIC)
  05-01-12                           5.00         1,000,000              1,062,780
Michigan Higher Education Facilities Authority
 Refunding Revenue Bonds
 Kalamazoo College Project
 Series 2007
  12-01-33                           5.00           250,000                222,793

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                  VALUE(A)
COLLEGE (CONT.)
Michigan State University
 Revenue Bonds
 Series 2007B (AMBAC)
  02-15-37                           2.68%         $500,000(g)            $412,625
                                                                   ---------------
Total                                                                    1,698,198
----------------------------------------------------------------------------------

ELECTRIC (1.5%)
Michigan Public Power Agency
 Refunding Revenue Bonds
 Belle River Project
 Series 2002A (MBIA)
  01-01-14                           5.25           500,000                542,250
----------------------------------------------------------------------------------

HEALTH CARE - HOSPITAL (6.0%)
Garden City Hospital Finance Authority
 Refunding Revenue Bonds
 Series 2007A
  08-15-27                           4.88           250,000                193,003
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
  11-15-26                           5.00           500,000                461,085
Michigan State Hospital Finance Authority
 Revenue Bonds
 MidMichigan Obligation Group
 Series 2006A
  04-15-36                           5.00           500,000                440,420
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
  11-01-18                           5.50         1,000,000              1,029,330
                                                                   ---------------
Total                                                                    2,123,838
----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                  VALUE(A)

HOUSING - SINGLE FAMILY (1.4%)
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
  12-01-28                           5.50%         $490,000               $503,651
----------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION - IDR (1.7%)
Michigan Strategic Fund
 Revenue Bonds
 Republic Services
 Series 2001 A.M.T.
  08-01-31                           4.25           635,000                591,566
----------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION - PCR (2.8%)
Michigan Strategic Fund
 Refunding Revenue Bonds
 Detroit Edison
 Series 1990BB (MBIA)
  07-15-08                           7.00         1,000,000              1,014,080
----------------------------------------------------------------------------------

LEASE (4.5%)
Puerto Rico Public Buildings Authority
 Refunding Revenue Bonds
 Government Facilities
 Series 2002C (XLCA)
  07-01-13                           5.50         1,000,000(c)           1,086,930
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75           500,000(c)             519,945
                                                                   ---------------
Total                                                                    1,606,875
----------------------------------------------------------------------------------

MISCELLANEOUS (12.3%)
Grand Rapids Building Authority
 Prerefunded Revenue Bonds
 Series 2002A (AMBAC)
  10-01-17                           5.50           505,000                548,238
Grand Rapids Building Authority
 Unrefunded Revenue Bonds
 Series 2002A (AMBAC)
  10-01-17                           5.50           765,000                817,502

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                  VALUE(A)
MISCELLANEOUS (CONT.)
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2002
  10-01-20                           5.38%       $1,000,000             $1,046,100
  10-01-21                           5.38         1,000,000              1,041,630
Michigan Tobacco Settlement Finance Authority
 Revenue Bonds
 Series 2007A
  06-01-34                           6.00         1,000,000                937,300
                                                                   ---------------
Total                                                                    4,390,770
----------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (2.2%)
Michigan Municipal Bond Authority
 Revenue Bonds
 Local Government Loan Program
 Series 2003C
  05-01-13                           5.00           250,000                266,335
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
  06-01-19                           5.00           500,000                508,540
                                                                   ---------------
Total                                                                      774,875
----------------------------------------------------------------------------------

SALES OR USE TAX (1.3%)
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25           500,000(c)             473,545
----------------------------------------------------------------------------------

SCHOOL (33.0%)
Anchor Bay School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
  05-01-29                           5.00         1,000,000                965,720
Goodrich Area School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003B (Qualified School Bond Loan Fund)
  05-01-27                           5.00           505,000                545,339

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  15

RiverSource Michigan Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                  VALUE(A)
SCHOOL (CONT.)
Goodrich Area School District
Unrefunded Unlimited General Obligation Bonds
Series 2003B (Qualified School Bond Loan Fund)
  05-01-27                           5.00%         $495,000               $482,457
Grand Traverse Academy
 Refunding Revenue Bonds
 Series 2007
  11-01-17                           5.00           390,000                366,019
Howell Public Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
  05-01-29                           5.00         1,000,000                965,720
Lawton Community Schools
 Unrefunded Unlimited General Obligation Bonds
 Series 2001 (Qualified School Bond Loan Fund)
  05-01-31                           5.00           200,000                191,006
Manchester Community Schools
 Prerefunded Unlimited General Obligation
 Bonds
 Building & Site
 Series 2001 (Qualified School Bond Loan Fund)
  05-01-26                           5.00         1,000,000(h)           1,053,130
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
  05-01-37                           4.70           475,000                428,977
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
  05-01-36                           5.00           500,000                476,040
Pinconning Area Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
  05-01-37                           4.75           250,000                228,298

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                  VALUE(A)
SCHOOL (CONT.)
Plymouth-Canton Community School District
 Unlimited General Obligation Refunding Bonds
 Series 2003 (Qualified School Bond Loan Fund)
  05-01-15                           5.25%         $600,000               $644,550
Roseville School District
 Unlimited General Obligation Refunding Bonds
 School Building & Site
 Series 2006 (FSA) (Qualified School Bond Loan Fund)
  05-01-23                           5.00           500,000                497,335
South Lyon Community Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (FGIC)
  05-01-28                           5.00         1,000,000              1,065,550
Southfield Public Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2003A (Qualified School Bond Loan Fund)
  05-01-22                           5.25         1,025,000              1,113,180
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
  07-01-30                           7.38           750,000                816,615
Summit Academy
 Prerefunded Certificate of Participation
 Full Term
 Series 1998
  09-01-18                           7.00           430,000                438,217
Williamston Community School District
 Unlimited General Obligation Bonds
 Series 1996 (MBIA) (Qualified School Bond Loan Fund)
  05-01-25                           5.50         1,000,000              1,059,130
Ypsilanti School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (MBIA) (Qualified School Bond Loan Fund)
  05-01-32                           4.50           500,000                439,005
                                                                   ---------------
Total                                                                   11,776,288
----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                  VALUE(A)

STATE (1.3%)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-24                           5.00%         $500,000(c)            $454,650
----------------------------------------------------------------------------------

STUDENT LOAN (2.3%)
Michigan Higher Education Student Loan Authority
 Revenue Bonds
 Series 2006 XVII-Q (AMBAC) A.M.T.
  03-01-26                           4.95           200,000                180,786
  03-01-31                           5.00           725,000                650,144
                                                                   ---------------
Total                                                                      830,930
----------------------------------------------------------------------------------

WATER & SEWER (13.5%)
Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00           230,000                247,367
Detroit
 Prerefunded Revenue Bonds
 Series 2003B (MBIA)
  07-01-32                           5.25         1,500,000              1,625,234
Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (MBIA)
  07-01-34                           5.00         1,375,000              1,301,768
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00           270,000                256,735

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                  VALUE(A)
WATER & SEWER (CONT.)
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2001
  10-01-20                           5.00%       $1,000,000             $1,012,390
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2006
  10-01-27                           5.00           390,000                383,764
                                                                   ---------------
Total                                                                    4,827,258
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $34,689,842)                                                    $34,091,514
----------------------------------------------------------------------------------

MUNICIPAL NOTES (3.1%)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUE(D,E,F)                        YIELD       MATURITY                  VALUE(A)
University of Michigan
Refunding Revenue Bonds
University of Michigan Hospitals
V.R.D.N. Series 1992A
  12-01-19                           4.00%      $1,100,000              $1,100,000
----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,100,000)                                                      $1,100,000
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $35,789,842)(i)                                                 $35,191,514
==================================================================================

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  17

RiverSource Michigan Tax-Exempt Fund

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                 NUMBER OF
                                 CONTRACTS          NOTIONAL        EXPIRATION        UNREALIZED
CONTRACT DESCRIPTION            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year            (9)          $(1,033,453)     March 2008         $(11,973)
U.S. Treasury Note, 5-year           (11)           (1,256,750)      June 2008          (18,234)
--------------------------------------------------------------------------------------------------
Total                                                                                  $(30,207)
--------------------------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                                FUND                                NOTIONAL
                          FLOATING           PAY/RECEIVE    FIXED    EXPIRATION     PRINCIPAL  UNREALIZED     UNREALIZED
COUNTERPARTY             RATE INDEX         FLOATING RATE   RATE        DATE         AMOUNT   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global  5-year Municipal Market    Pay            3.11%   April 2, 2008   $450,000        $--         $(4,758)
Markets           Data Index as determined
                  on April 2, 2008
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global  5-year Municipal Market    Pay            3.11    April 3, 2008    450,000         --          (4,759)
Markets           Data Index as determined
                  on April 3, 2008
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs     30-year Municipal Market   Receive        4.25        April 24,    230,000     33,927              --
Group             Data Index as determined                                   2008
                  on April 24, 2008
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley    5-year Municipal Market    Pay            2.90     May 20, 2008    460,000         --         (10,288)
                  Data Index as determined
                  on May 20, 2008
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley    5-year Municipal Market    Pay            2.90     May 21, 2008    460,000         --         (10,288)
                  Data Index as determined
                  on May 21, 2008
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley    5-year Municipal Market    Pay            2.90     May 22, 2008    460,000         --         (10,288)
                  Data Index as determined
                  on May 22, 2008
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers   2-year Municipal Market    Pay            3.00    June 12, 2008    460,000      3,121              --
Special           Data Index AAA Municipal
Financing         Yields as determined on
                  June 12, 2008
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers   2-year Municipal Market    Pay            2.95    June 13, 2008    460,000      2,455              --
Special           Data Index AAA Municipal
Financing         Yields as determined on
                  June 13, 2008
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $39,503        $(40,381)
-------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 7.1% of net assets at Feb. 29, 2008.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax -- At Feb. 29, 2008, the value of securities subject to alternative minimum tax represented
             6.7% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(f) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(h) At Feb. 29, 2008, investments in securities included securities valued at $52,657 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $35,790,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $648,000
Unrealized depreciation                                             (1,246,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                          $(598,000)
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  19

RiverSource Michigan Tax-Exempt Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 20 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource Ohio Tax-Exempt Fund
FEB. 29, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL BONDS (97.9%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                  VALUE(A)
CITY (4.1%)
City of Cleveland
 Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
  10-01-23                           5.50%         $500,000               $523,500
City of Columbus
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006A
  12-15-20                           5.00           500,000                516,490
Township of Anderson
 Limited General Obligation Bonds
 Series 2007
  12-01-18                           5.00           500,000                526,575
                                                                   ---------------
Total                                                                    1,566,565
----------------------------------------------------------------------------------

COLLEGE (17.2%)
Cleveland State University
 Revenue Bonds
 Series 2003A (FGIC)
  06-01-15                           5.00         1,000,000              1,039,800
Cleveland State University
 Revenue Bonds
 Series 2004 (FGIC)
  06-01-24                           5.25           500,000                498,875
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
  09-01-23                           4.75           500,000                471,520
Ohio State Higher Educational Facility Commission
 Unrefunded Revenue Bonds
 Oberlin
 Series 1999
  10-01-29                           5.00            85,000                 81,424

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(b,c)                          rate          amount                  Value(a)
COLLEGE (CONT.)
State of Ohio
 Revenue Bonds
 Case Western Reserve University Project
 Series 2006 (MBIA)
  12-01-21                           5.25%         $250,000               $259,450
State of Ohio
 Revenue Bonds
 Mount Union College Project
 Series 2006
  10-01-31                           5.00           500,000                462,190
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2004B
  02-01-12                           5.00           250,000                265,860
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2005B
  05-01-23                           5.00           500,000                496,815
University of Akron
 Revenue Bonds
 Series 2003A (AMBAC)
  01-01-22                           5.00         1,000,000                996,970
University of Cincinnati
 Revenue Bonds
 Series 2001A (FGIC)
  06-01-14                           5.50         1,000,000              1,063,320
University of Cincinnati
 Revenue Bonds
 Series 2008C (FSA)
  06-01-25                           5.00         1,000,000                981,790
                                                                   ---------------
Total                                                                    6,618,014
----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  21

RiverSource Ohio Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(b,c)                          rate          amount                  Value(a)

COUNTY (6.2%)
County of Cuyahoga
 Limited General Obligation Bonds
 Series 1993
  05-15-13                           5.60%         $395,000               $415,805
Summit County
 Limited General Obligation Bonds
 Series 2003
  12-01-18                           5.25         1,490,000              1,567,465
Warren County
 Limited General Obligation Bonds
 Series 1992
  12-01-12                           6.10           380,000                405,623
                                                                   ---------------
Total                                                                    2,388,893
----------------------------------------------------------------------------------

ELECTRIC (2.4%)
Ohio Municipal Electric Generation Agency
 Refunding Revenue Bonds
 Joint Venture 5
  Series 2004 (AMBAC)
  02-15-24                           4.75           750,000                684,623
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
  07-01-32                           5.00           250,000(d)             228,015
                                                                   ---------------
Total                                                                      912,638
----------------------------------------------------------------------------------

HEALTH CARE - HOSPITAL (12.6%)
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
  01-01-17                           6.00         1,000,000(e)           1,105,090
County of Erie
 Revenue Bonds
 Firelands Regional Medical Center
 Series 2002A
  08-15-32                           5.63           245,000                236,633
County of Franklin
 Refunding Revenue Bonds
 OhioHealth Corporation
 Series 2003C
  05-15-24                           5.25         1,000,000                971,230

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(b,c)                          rate          amount                  Value(a)
HEALTH CARE - HOSPITAL (CONT.)
County of Franklin
 Refunding Revenue Bonds
 Trinity Health Credit
 Series 2005A
  06-01-20                           5.00%         $500,000               $488,590
County of Montgomery
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
  05-01-30                           5.00           750,000                689,633
  05-01-32                           5.00           500,000                458,630
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-26                           5.25           500,000                460,830
Tuscarawas County
 Revenue Bonds
 Twin City Hospital Project
 Series 2007
  11-01-37                           6.35           500,000                445,590
                                                                   ---------------
Total                                                                    4,856,226
----------------------------------------------------------------------------------

HOUSING - SINGLE FAMILY (3.6%)
Ohio Housing Finance Agency
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2007G (GNMA/FNMA) A.M.T.
  03-01-17                           4.75           500,000                500,050
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006A (GNMA) A.M.T.
  09-01-26                           4.75           500,000                451,415
  09-01-36                           4.90           500,000                435,115
                                                                   ---------------
Total                                                                    1,386,580
----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(b,c)                          rate          amount                  Value(a)

LEASE (2.8%)
Ohio State Building Authority
 Refunding Revenue Bonds
 State Facilities Adult Correctional
 Series 2001A (FSA)
  10-01-14                           5.50%       $1,000,000             $1,068,960
----------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (3.2%)
Franklin County Convention Facilities Authority
 Refunding Revenue Bonds
 Tax & Lease Anticipation Bond
 Series 2007
  12-01-25                           5.00           500,000                485,075
Ohio State Building Authority
 Revenue Bonds
 State Facilities Adult Correctional
 Series 2005A (FSA)
  04-01-22                           5.00           750,000                753,075
                                                                   ---------------
Total                                                                    1,238,150
----------------------------------------------------------------------------------

SALES OR USE TAX (2.5%)
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25           500,000(d)             473,545
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25           500,000(d)             471,790
                                                                   ---------------
Total                                                                      945,335
----------------------------------------------------------------------------------

SCHOOL (17.8%)
Brookville Local School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003 (FSA)
  12-01-18                           5.25         1,000,000              1,093,840
Cincinnati City School District
 Limited General Obligation Bonds
 School Improvement
 Series 2002 (FSA)
  06-01-21                           5.25         1,000,000              1,022,960

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(b,c)                          rate          amount                  Value(a)
SCHOOL (CONT.)
Cincinnati City School District
 Unlimited General Obligation Refunding Bonds
 Classroom Construction & Improvement
 Series 2006 (FGIC)
  12-01-25                           5.25%         $500,000               $503,990
Columbus City School District
 Prerefunded Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2004 (FSA)
  12-01-29                           5.25           500,000                547,330
Dayton City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2003A (FGIC)
  12-01-27                           5.00         1,250,000              1,183,812
  12-01-31                           5.00         1,000,000                946,730
Kenston Local School District
 Unlimited General Obligation Bonds
 School Improvement
 Series 2003 (MBIA)
  12-01-16                           5.00         1,000,000              1,042,100
Port of Greater Cincinnati Development Authority
 Revenue Bonds
 Sisters of Mercy
 Series 2006
  10-01-25                           5.00           500,000                459,855
                                                                   ---------------
Total                                                                    6,800,617
----------------------------------------------------------------------------------

SPECIAL DISTRICT - OTHER (1.4%)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2004J
  07-01-43                           5.13           500,000(d)             543,440
----------------------------------------------------------------------------------

SPECIAL DISTRICT - SPECIAL TAX (1.0%)
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
  07-01-23                           5.50           400,000(d)             397,512
----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  23

RiverSource Ohio Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(b,c)                          rate          amount                  Value(a)

STATE (13.4%)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation
 Public Improvement Bonds
 Series 2006A
  07-01-27                           5.25%         $110,000(d)            $120,315
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation
 Public Improvement Bonds
 Series 2006A
  07-01-27                           5.25           140,000(d)             129,574
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001A
  06-15-13                           5.00         1,500,000              1,552,140
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001B
  09-15-20                           5.00         1,000,000              1,011,620
State of Ohio
 Unlimited General Obligation Bonds
 Conservation Projects
 Series 2005A
  03-01-20                           5.00           500,000                507,955
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2002A
  08-01-18                           5.38           500,000                526,750
State of Ohio
 Unlimited General Obligation Bonds
 Infrastructure Improvement
 Series 2005A
  09-01-21                           5.00           500,000                507,670
State of Ohio
 Unlimited General Obligation Bonds
 Series 2006D
  09-15-16                           5.00           750,000                804,825
                                                                   ---------------
Total                                                                    5,160,849
----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(b,c)                          rate          amount                  Value(a)

TOLL ROAD (0.7%)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25%         $250,000(d)            $275,020
----------------------------------------------------------------------------------

WATER & SEWER (9.0%)
City of Columbus
 Revenue Bond
 Series 2008A
  06-01-31                           4.75         2,380,000              2,185,149
Northeast Regional Sewer District
 Improvement Revenue Bonds
 Series 2007 (MBIA)
  11-15-25                           4.75           750,000                712,853
Ohio State Water Development Authority
 Refunding Revenue Bonds
 Series 2003
  06-01-15                           5.25           500,000                546,795
                                                                   ---------------
Total                                                                    3,444,797
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $39,254,205)                                                    $37,603,596
----------------------------------------------------------------------------------

MUNICIPAL NOTES (0.8%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,F)                        YIELD        MATURITY                   VALUE(A)
Ohio State Water Development Authority
Refunding Revenue Bonds
 FirstEnergy Generation Corporation
 V.R.D.N. Series 2006A (Barclays Bank)
  05-15-19                           3.65%          $300,000                $300,000
------------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $300,000)                                                            $300,000
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $39,554,205)(g)                                                   $37,903,596
====================================================================================

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 24 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                  NUMBER OF
                                  CONTRACTS          NOTIONAL        EXPIRATION        UNREALIZED
CONTRACT DESCRIPTION             LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year           (10)          $(1,148,281)      March 2008         $(13,303)
U.S. Treasury Note, 5-year           (12)           (1,371,000)       June 2008          (19,236)
---------------------------------------------------------------------------------------------------
Total                                                                                   $(32,539)
---------------------------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                                FUND                                NOTIONAL
                          FLOATING           PAY/RECEIVE    FIXED    EXPIRATION     PRINCIPAL  UNREALIZED     UNREALIZED
COUNTERPARTY             RATE INDEX         FLOATING RATE   RATE        DATE         AMOUNT   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global  5-year Municipal Market    Pay            3.11%   April 2, 2008   $500,000        $--         $(5,288)
Markets           Data Index as determined
                  on April 2, 2008
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global  5-year Municipal Market    Pay            3.11    April 3, 2008    500,000         --          (5,288)
Markets           Data Index as determined
                  on April 3, 2008
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs     30-year Municipal Market   Receive        4.25        April 24,    260,000     38,353              --
Group             Data Index as determined                                   2008
                  on April 24, 2008
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley    5-year Municipal Market    Pay            2.90     May 20, 2008    500,000         --         (11,183)
                  Data Index as determined
                  on May 20, 2008
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley    5-year Municipal Market    Pay            2.90     May 21, 2008    500,000         --         (11,182)
                  Data Index as determined
                  on May 21, 2008
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley    5-year Municipal Market    Pay            2.90     May 22, 2008    500,000         --         (11,182)
                  Data Index as determined
                  on May 22, 2008
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers   2-year Municipal Market    Pay            3.00    June 12, 2008    500,000      3,393              --
Special           Data Index AAA Municipal
Financing         Yields as determined on
                  June 12, 2008
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers   2-year Municipal Market    Pay            2.95    June 13, 2008    500,000      2,668              --
Special           Data Index AAA Municipal
Financing         Yields as determined on
                  June 13, 2008
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $44,414        $(44,123)
-------------------------------------------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  25

RiverSource Ohio Tax-Exempt Fund

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation.
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax -- At Feb. 29, 2008, the value of securities subject to alternative minimum tax represented
             3.6% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 6.9% of net assets at Feb. 29, 2008.

(e) At Feb. 29, 2008, investments in securities included securities valued at $44,204 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(g) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $39,554,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                 $266,000
Unrealized depreciation                                               (1,916,000)
--------------------------------------------------------------------------------
Net unrealized depreciation                                          $(1,650,000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 26 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  27

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
FEB. 29, 2008 (UNAUDITED)

                                                     RIVERSOURCE    RIVERSOURCE   RIVERSOURCE
                                                    MASSACHUSETTS    MICHIGAN        OHIO
                                                     TAX-EXEMPT     TAX-EXEMPT    TAX-EXEMPT
                                                        FUND           FUND          FUND
ASSETS
Investments in securities, at value
   (identified cost $38,386,120, $35,789,842 and
   $39,554,205)                                      $37,128,919    $35,191,514   $37,903,596
Cash                                                      28,992         62,838        60,443
Capital shares receivable                                  3,606          1,030         7,938
Accrued interest receivable                              404,546        520,576       517,701
Receivable for investment securities sold                  2,027          1,014         2,027
Unrealized appreciation on swap transactions, at
   value                                                  44,535         39,503        44,414
---------------------------------------------------------------------------------------------
Total assets                                          37,612,625     35,816,475    38,536,119
---------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                          7,768          7,451         7,170
Capital shares payable                                   101,599          1,273         8,840
Payable for investment securities purchased                2,004          1,002         2,004
Variation margin payable                                  23,000         27,545        23,000
Unrealized depreciation on swap contracts                 42,781         40,381        44,123
Accrued investment management services fee                   424            403           434
Accrued distribution fee                                   8,305          7,713         8,397
Accrued transfer agency fee                                   40             46            72
Accrued administrative services fee                           72             69            74
Other accrued expenses                                    32,054         39,980        38,527
---------------------------------------------------------------------------------------------
Total liabilities                                        218,047        125,863       132,641
---------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares          $37,394,578    $35,690,612   $38,403,478
=============================================================================================

--------------------------------------------------------------------------------

 28 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

FEB. 29, 2008 (UNAUDITED)

                                                     RIVERSOURCE    RIVERSOURCE   RIVERSOURCE
                                                    MASSACHUSETTS    MICHIGAN        OHIO
                                                     TAX-EXEMPT     TAX-EXEMPT    TAX-EXEMPT
                                                        FUND           FUND          FUND
REPRESENTED BY
Shares of beneficial interest -- $.01 par value      $    74,684    $    71,395   $    77,740
Additional paid-in capital                            38,532,141     36,327,890    40,145,326
Undistributed (excess of distributions over) net
   investment income                                       2,107          1,041            (1)
Accumulated net realized gain (loss)                      73,632        (80,301)     (136,730)
Unrealized appreciation (depreciation) on
   investments                                        (1,287,986)      (629,413)   (1,682,857)
---------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding shares                                $37,394,578    $35,690,612   $38,403,478
=============================================================================================
Net assets applicable to
   outstanding shares:              Class A          $32,164,118    $33,858,098   $34,637,717
                                    Class B          $ 4,714,863    $ 1,076,072   $ 2,851,358
                                    Class C          $   515,597    $   756,442   $   914,403
Outstanding shares of beneficial
   interest:                        Class A shares     6,423,714      6,773,085     7,011,914
                                    Class B shares       941,640        215,158       577,035
                                    Class C shares       103,025        151,303       185,029
Net asset value per share:          Class A(1)       $      5.01    $      5.00   $      4.94
                                    Class B          $      5.01    $      5.00   $      4.94
                                    Class C          $      5.00    $      5.00   $      4.94
---------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund is $5.26, $5.25 and $5.19, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  29

STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEB. 29, 2008

                                                RIVERSOURCE     RIVERSOURCE    RIVERSOURCE
                                               MASSACHUSETTS     MICHIGAN         OHIO
                                                TAX-EXEMPT      TAX-EXEMPT     TAX-EXEMPT
                                                   FUND            FUND           FUND
INVESTMENT INCOME
Income:
Interest                                        $ 1,000,731     $   869,005    $   890,051
------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                   89,321          78,159         84,760
Distribution fee
   Class A                                           46,950          45,074         46,605
   Class B                                           27,336           5,973         15,531
   Class C                                            2,720           4,364          4,783
Transfer agency fee
   Class A                                           14,127          10,961         12,129
   Class B                                            2,194             403          1,081
   Class C                                              216             281            329
Administrative services fees                         15,250          13,344         14,471
Interest and fee expense                              8,141           4,071          4,071
Compensation of board members                           413             367            398
Custodian fees                                        6,370           6,188          6,006
Printing and postage                                  8,530           6,760          8,213
Registration fees                                    18,200          19,720         27,492
Professional fees                                    11,163          11,117         11,143
Other                                                   729             646            918
------------------------------------------------------------------------------------------
Total expenses                                      251,660         207,428        237,930
   Expenses waived/reimbursed by the
      Investment Manager and its affiliates         (49,238)        (45,248)       (55,633)
------------------------------------------------------------------------------------------
                                                    202,422         162,180        182,297
   Earnings and bank fee credits on cash
      balances                                       (2,751)         (2,532)        (1,699)
------------------------------------------------------------------------------------------
Total net expenses                                  199,671         159,648        180,598
------------------------------------------------------------------------------------------
Investment income (loss) -- net                     801,060         709,357        709,453
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                            363,752          47,480         (5,196)
   Futures contracts                               (183,443)       (169,664)      (180,127)
   Swap transactions                                112,315          94,671         94,844
------------------------------------------------------------------------------------------
Net realized gain (loss) on investments             292,624         (27,513)       (90,479)
Net change in unrealized appreciation
   (depreciation) on investments                 (1,670,121)     (1,113,985)    (1,516,035)
------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (1,377,497)     (1,141,498)    (1,606,514)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $  (576,437)    $  (432,141)   $  (897,061)
==========================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 30 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       RIVERSOURCE
                                                              MASSACHUSETTS TAX-EXEMPT FUND
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                              FEB. 29, 2008     AUG. 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                $   801,060      $  1,864,854
Net realized gain (loss) on investments                            292,624             4,020
Net change in unrealized appreciation (depreciation) on
   investments                                                  (1,670,121)       (1,139,757)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     (576,437)          729,117
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                     (710,554)       (1,625,610)
      Class B                                                      (82,320)         (221,146)
      Class C                                                       (8,253)          (18,068)
   Net realized gain
      Class A                                                           --              (802)
      Class B                                                           --              (142)
      Class C                                                           --               (12)
---------------------------------------------------------------------------------------------
Total distributions                                               (801,127)       (1,865,780)
---------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                                  892,816         4,762,764
   Class B shares                                                   82,730           259,730
   Class C shares                                                   31,459            38,525
Reinvestment of distributions at net asset value
   Class A shares                                                  589,965         1,298,193
   Class B shares                                                   65,637           165,683
   Class C shares                                                    8,359            16,834
Payments for redemptions
   Class A shares                                               (8,850,577)      (13,148,164)
   Class B shares                                               (1,076,771)       (3,522,293)
   Class C shares                                                  (48,259)         (296,656)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions       (8,304,641)      (10,425,384)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (9,682,205)      (11,562,047)
Net assets at beginning of period                               47,076,783        58,638,830
---------------------------------------------------------------------------------------------
Net assets at end of period                                    $37,394,578      $ 47,076,783
=============================================================================================
Undistributed net investment income                            $     2,107      $      2,174
---------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  31

                                                                     RIVERSOURCE
                                                               MICHIGAN TAX-EXEMPT FUND
                                                           SIX MONTHS ENDED    YEAR ENDED
                                                            FEB. 29, 2008     AUG. 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                              $   709,357      $  1,604,380
Net realized gain (loss) on investments                          (27,513)           99,094
Net change in unrealized appreciation (depreciation) on
   investments                                                (1,113,985)         (824,281)
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   (432,141)          879,193
-------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                   (677,207)       (1,507,576)
      Class B                                                    (17,929)          (61,512)
      Class C                                                    (13,170)          (35,143)
   Net realized gain
      Class A                                                    (44,960)             (993)
      Class B                                                     (1,521)              (55)
      Class C                                                     (1,016)              (31)
-------------------------------------------------------------------------------------------
Total distributions                                             (755,803)       (1,605,310)
-------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                              1,903,917         4,036,211
   Class B shares                                                  9,287            40,927
   Class C shares                                                 20,553           146,517
Reinvestment of distributions at net asset value
   Class A shares                                                592,361         1,198,092
   Class B shares                                                 14,513            46,495
   Class C shares                                                 12,464            30,151
Payments for redemptions
   Class A shares                                             (5,100,383)      (12,675,720)
   Class B shares                                               (141,428)       (1,475,958)
   Class C shares                                               (289,444)         (537,047)
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions     (2,978,160)       (9,190,332)
-------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       (4,166,104)       (9,916,449)
Net assets at beginning of period                             39,856,716        49,773,165
-------------------------------------------------------------------------------------------
Net assets at end of period                                  $35,690,612      $ 39,856,716
===========================================================================================
Undistributed (excess of distributions over) net
   investment income                                         $     1,041      $        (10)
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 32 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   RIVERSOURCE
                                                              OHIO TAX-EXEMPT FUND
                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         FEB. 29, 2008      AUG. 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $   709,453        $ 1,537,451
Net realized gain (loss) on investments                       (90,479)           110,272
Net change in unrealized appreciation (depreciation)
   on investments                                          (1,516,035)          (976,243)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                (897,061)           671,480
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                (653,418)        (1,383,231)
      Class B                                                 (42,829)          (120,853)
      Class C                                                 (13,194)           (33,380)
   Net realized gain
      Class A                                                 (58,417)                --
      Class B                                                  (4,938)                --
      Class C                                                  (1,507)                --
-----------------------------------------------------------------------------------------
Total distributions                                          (774,303)        (1,537,464)
-----------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                           1,907,052          3,545,203
   Class B shares                                              33,312            169,312
   Class C shares                                              39,392             74,398
Reinvestment of distributions at net asset value
   Class A shares                                             565,661          1,046,890
   Class B shares                                              37,066             95,840
   Class C shares                                              13,958             30,637
Payments for redemptions
   Class A shares                                          (4,258,163)        (8,138,846)
   Class B shares                                            (274,188)        (1,992,929)
   Class C shares                                             (45,400)          (633,047)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                            (1,981,310)        (5,802,542)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (3,652,674)        (6,668,526)
Net assets at beginning of period                          42,056,152         48,724,678
-----------------------------------------------------------------------------------------
Net assets at end of period                               $38,403,478        $42,056,152
=========================================================================================
Excess of distributions over net investment income        $        (1)       $       (13)
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Feb. 29, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Special Tax-Exempt Series Trust was organized as a Massachusetts business trust. RiverSource Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds, including RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund (the Fund or the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g. distribution fees, transfer agency fees) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at

--------------------------------------------------------------------------------

 34 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Funds to secure certain over-the-counter options trades. Cash collateral held by the Funds for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. During the six months ended Feb. 29, 2008, the Funds had no outstanding options contracts.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  35

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

INTEREST RATE SWAP TRANSACTIONS

The Funds may enter into interest rate swap agreements to produce incremental earnings or to gain exposure to or protect themselves from market changes. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting; whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate. The Funds may employ interest rate swaps to synthetically add or subtract principal exposure to the municipal market.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Funds will realize a gain or loss upon the payment or receipt of accrued interest. The Funds will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into an interest rate swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swap to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions entered.

INVERSE FLOATER PROGRAM TRANSACTIONS

Each Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets

--------------------------------------------------------------------------------

 36 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by each Fund (inverse floating rate securities) include the right of each Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and
(2) to transfer the municipal bonds from the trusts to each Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in each Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the "Statement of Assets and Liabilities." The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The bonds are held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at Feb. 29, 2008, are presented in the "Portfolio of Investments." The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At Feb. 29, 2008, there were no short-term floating rate notes outstanding.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

The Funds have adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT 37 position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Sept. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% annually as each Fund's assets increase. For the six months ended Feb. 29, 2008, the management fee for each of the Funds was 0.41% of each Fund's average daily net assets.

--------------------------------------------------------------------------------

 38 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Investment Manager, a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% annually as each Fund's assets increase. For the six months ended Feb. 29, 2008, the fee for each of the Funds was 0.07% of each Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the six months ended Feb. 29, 2008, other expenses paid to this company are as follows:

FUND                                                         OTHER EXPENSES
---------------------------------------------------------------------------
RiverSource Massachusetts Tax-Exempt Fund................         $118
RiverSource Michigan Tax-Exempt Fund.....................          107
RiverSource Ohio Tax-Exempt Fund.........................          154

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of Operations.

Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Funds. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  39

Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Feb. 29, 2008 are as follows:

FUND                                              CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
RiverSource Massachusetts Tax-Exempt Fund.....    $17,795    $3,661       $27
RiverSource Michigan Tax-Exempt Fund..........      9,410       110        37
RiverSource Ohio Tax-Exempt Fund..............      9,293       456        55

For the six months ended Feb. 29, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that the Fund's net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) are as follows:

FUND                                              CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
RiverSource Massachusetts Tax-Exempt Fund.....     0.79%      1.54%      1.54%
RiverSource Michigan Tax-Exempt Fund..........     0.79       1.55       1.54
RiverSource Ohio Tax-Exempt Fund..............     0.79       1.54       1.54

Of these waived/reimbursed fees and expenses, the transfer agency fees waived (noted by share class) and management fees waived (noted by Fund level) for the six months ended Feb. 29, 2008 are as follows:

FUND                                                            AMOUNT
----------------------------------------------------------------------
RiverSource Massachusetts Tax-Exempt Fund
   Class A..................................................    $4,844
   Class B..................................................       881
   Class C..................................................        85
The management fees waived at the Fund level were $43,428.
RiverSource Michigan Tax-Exempt Fund
   Class A..................................................     5,646
   Class B..................................................       187
   Class C..................................................       159
The management fees waived at the Fund level were $39,256.
RiverSource Ohio Tax-Exempt Fund
   Class A..................................................     2,911
   Class B..................................................       335
   Class C..................................................        99
The management fees waived at the Fund level were $52,288.

In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2008, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain floater programs), will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C of the Fund's average daily net assets for Massachusetts Tax-Exempt

--------------------------------------------------------------------------------

 40 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

Fund and Ohio Tax-Exempt Fund, and will not exceed 0.79% for Class A, 1.55% for Class B and 1.54% for Class C of the Fund's average daily net assets for Michigan Tax-Exempt Fund, unless sooner terminated at the discretion of the Board.

During the six months ended Feb. 29, 2008, the Funds' custodian and transfer agency fees were reduced as a result of earnings and bank fee credits from overnight cash balances as follows:

FUND                                                            AMOUNT
----------------------------------------------------------------------
RiverSource Massachusetts Tax-Exempt Fund...................    $2,751
RiverSource Michigan Tax-Exempt Fund........................     2,532
RiverSource Ohio Tax-Exempt Fund............................     1,699

3. SECURITIES TRANSACTIONS

For the six months ended Feb. 29, 2008, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                 PURCHASES      PROCEEDS
------------------------------------------------------------------------------
RiverSource Massachusetts Tax-Exempt Fund..........  $2,261,185    $10,897,175
RiverSource Michigan Tax-Exempt Fund...............     987,878      5,147,257
RiverSource Ohio Tax-Exempt Fund...................   5,501,469      6,520,570

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                          RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND
                                               SIX MONTHS ENDED FEB. 29, 2008
                                            ISSUED FOR
                                            REINVESTED                            NET
                                 SOLD      DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------
Class A                         169,601       112,067       (1,678,073)       (1,396,405)
Class B                          15,645        12,467         (203,350)         (175,238)
Class C                           5,960         1,589           (9,108)           (1,559)
---------------------------------------------------------------------------------------------

                                                  YEAR ENDED AUG. 31, 2007
                                            ISSUED FOR
                                            REINVESTED                            NET
                                 SOLD      DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------
Class A                         899,808       244,790       (2,478,702)       (1,334,104)
Class B                          48,663        31,222         (666,073)         (586,188)
Class C                           7,253         3,176          (55,756)          (45,327)
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  41

                                             RIVERSOURCE MICHIGAN TAX-EXEMPT FUND
                                                SIX MONTHS ENDED FEB. 29, 2008
                                           ISSUED FOR
                                           REINVESTED                                  NET
                             SOLD         DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------
Class A                     362,336          113,698            (978,061)            (502,027)
Class B                       1,784            2,784             (26,800)             (22,232)
Class C                       3,923            2,392             (55,610)             (49,295)
--------------------------------------------------------------------------------------------------

                                                   YEAR ENDED AUG. 31, 2007
                                           ISSUED FOR
                                           REINVESTED                                  NET
                             SOLD         DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------
Class A                     769,243          228,856          (2,421,079)          (1,422,980)
Class B                       7,809            8,860            (283,448)            (266,779)
Class C                      27,882            5,756            (102,424)             (68,786)
--------------------------------------------------------------------------------------------------

                                               RIVERSOURCE OHIO TAX-EXEMPT FUND
                                                SIX MONTHS ENDED FEB. 29, 2008
                                           ISSUED FOR
                                           REINVESTED                                  NET
                             SOLD         DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------
Class A                     366,901          108,852            (817,120)            (341,367)
Class B                       6,339            7,132             (52,580)             (39,109)
Class C                       7,561            2,685              (8,706)               1,540
--------------------------------------------------------------------------------------------------

                                                   YEAR ENDED AUG. 31, 2007
                                           ISSUED FOR
                                           REINVESTED                                  NET
                             SOLD         DISTRIBUTIONS        REDEEMED        INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------
Class A                     678,716          199,794          (1,553,012)            (674,502)
Class B                      32,090           18,264            (382,685)            (332,331)
Class C                      14,188            5,838            (120,483)            (100,457)
--------------------------------------------------------------------------------------------------

5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Funds' and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds effective rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund

--------------------------------------------------------------------------------

 42 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, each fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. None of the Funds had borrowings during the six months ended Feb. 29, 2008.

6. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, RiverSource Massachusetts Tax-Exempt Fund had a capital loss carry-over of $32,687 at Aug. 31, 2007, that if not offset by capital gains will expire in 2014.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, RiverSource Massachusetts Tax-Exempt Fund is permitted to treat net capital losses realized between Nov. 1, 2006, and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Aug. 31, 2007, RiverSource Massachusetts Tax-Exempt Fund had a post-October loss of $88,364 that is treated as occurring on Sept. 1, 2007.

It is unlikely the Board will authorize a distribution of any net realized capital gains for RiverSource Massachusetts Tax-Exempt Fund until the respective capital loss carry-over has been offset or expires.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  43

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 44 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

8. SUBSEQUENT EVENT

At a shareholder meeting on Jan. 29, 2008, shareholders approved the mergers of RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund into RiverSource Tax-Exempt High Income Fund. As of the close of business on March 14, 2008, the Funds were merged into RiverSource Tax-Exempt High Income Fund.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  45

9. FINANCIAL HIGHLIGHTS

RiverSource Massachusetts Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                  SIX MONTHS
                                     ENDED             YEAR        PERIOD
                                   FEB. 29,           ENDED         ENDED
                                     2008          AUG. 31,      AUG. 31,             YEAR ENDED JUNE 30,
                                  (UNAUDITED)          2007       2006(B)         2006         2005         2004
Net asset value, beginning of
 period                                $5.21         $5.33         $5.22         $5.45        $5.26        $5.51
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)             .10(c)        .19(c)        .03           .18          .17          .18
Net gains (losses) (both
 realized and unrealized)               (.20)         (.12)          .11          (.20)         .22         (.19)
----------------------------------------------------------------------------------------------------------------
Total from investment operations        (.10)          .07           .14          (.02)         .39         (.01)
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.10)         (.19)         (.03)         (.18)        (.17)        (.18)
Distributions from realized
 gains                                    --            --            --          (.03)        (.03)        (.06)
----------------------------------------------------------------------------------------------------------------
Total distributions                     (.10)         (.19)         (.03)         (.21)        (.20)        (.24)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $5.01         $5.21         $5.33         $5.22        $5.45        $5.26
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $32           $41           $49           $48          $56          $59
----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 interest and fee
 expense)(d),(e)                       1.06%(f)      1.06%         1.08%(f)       .97%         .94%         .93%
----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 interest and fee
 expense)(e),(g),(h)                    .83%(f)       .83%          .82%(f)       .87%         .92%         .90%
----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding
 interest and fee expense(d)           1.02%(f)      1.02%         1.05%(f)      1.03%         .98%         .95%
----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 interest and fee
 expense)(g),(h)                        .79%(f)       .79%          .79%(f)       .81%         .88%         .88%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)           3.79%(f)      3.59%         3.52%(f)      3.38%        3.17%        3.35%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   5%           24%            5%           17%           9%          14%
----------------------------------------------------------------------------------------------------------------
Total return(i)                       (2.01%)(j)     1.33%         2.72%(j)      (.29%)       7.42%        (.24%)
----------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 46 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                SIX MONTHS
                                   ENDED             YEAR        PERIOD
                                 FEB. 29,           ENDED         ENDED
                                   2008          AUG. 31,      AUG. 31,             YEAR ENDED JUNE 30,
                                (UNAUDITED)          2007       2006(B)         2006         2005         2004
Net asset value, beginning of
 period                              $5.21         $5.33         $5.22         $5.45        $5.26        $5.51
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .08(c)        .15(c)        .03           .14          .13          .14
Net gains (losses) (both
 realized and unrealized)             (.20)         (.12)          .10          (.20)         .22         (.19)
--------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           (.12)          .03           .13          (.06)         .35         (.05)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.08)         (.15)         (.02)         (.14)        (.13)        (.14)
Distributions from realized
 gains                                  --            --            --          (.03)        (.03)        (.06)
--------------------------------------------------------------------------------------------------------------
Total distributions                   (.08)         (.15)         (.02)         (.17)        (.16)        (.20)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $5.01         $5.21         $5.33         $5.22        $5.45        $5.26
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $5            $6            $9           $12          $18          $21
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (including interest and fee
 expense)(d),(e)                     1.81%(f)      1.81%         1.82%(f)      1.78%        1.73%        1.71%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(e),(g),(h)                 1.58%(f)      1.58%         1.58%(f)      1.64%        1.68%        1.66%
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (excluding interest and fee
 expense(d)                          1.77%(f)      1.77%         1.79%(f)      1.72%        1.69%        1.69%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(g),(h)                     1.54%(f)      1.54%         1.55%(f)      1.58%        1.64%        1.64%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)         3.04%(f)      2.83%         2.72%(f)      2.61%        2.41%        2.59%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 5%           24%            5%           17%           9%          14%
--------------------------------------------------------------------------------------------------------------
Total return(i)                     (2.38%)(j)      .57%         2.58%(j)     (1.05%)       6.61%        (.99%)
--------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  47

RiverSource Massachusetts Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
                              SIX MONTHS           YEAR        PERIOD
                                 ENDED            ENDED         ENDED
                               FEB. 29,        AUG. 31,      AUG. 31,             YEAR ENDED JUNE 30,
                                 2008              2007       2006(B)         2006         2005
                              (UNAUDITED)                                                               2004
Net asset value, beginning of
 period                            $5.20         $5.32         $5.21         $5.44        $5.26        $5.51
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)         .08(c)        .15(c)        .03           .14          .13          .14
Net gains (losses) (both
 realized and unrealized)           (.20)         (.12)          .11          (.20)         .21         (.19)
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         (.12)          .03           .14          (.06)         .34         (.05)
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                             (.08)         (.15)         (.03)         (.14)        (.13)        (.14)
Distributions from realized
 gains                                --            --            --          (.03)        (.03)        (.06)
------------------------------------------------------------------------------------------------------------
Total distributions                 (.08)         (.15)         (.03)         (.17)        (.16)        (.20)
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                            $5.00         $5.20         $5.32         $5.21        $5.44        $5.26
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $1            $1            $1            $1           $1           $2
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (including interest and fee
 expense)(d),(e)                   1.81%(f)      1.81%         1.84%(f)      1.79%        1.74%        1.71%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(e),(g),(h)               1.58%(f)      1.58%         1.58%(f)      1.64%        1.68%        1.66%
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (excluding interest and fee
 expense(d)                        1.77%(f)      1.78%         1.81%(f)      1.73%        1.70%        1.69%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(g),(h)                   1.54%(f)      1.54%         1.55%(f)      1.58%        1.64%        1.64%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)       3.00%(f)      2.83%         2.76%(f)      2.62%        2.41%        2.58%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               5%           24%            5%           17%           9%          14%
------------------------------------------------------------------------------------------------------------
Total return(i)                   (2.38%)(j)      .56%         2.59%(j)     (1.05%)       6.41%        (.97%)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 48 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS           YEAR        PERIOD
                                  ENDED            ENDED         ENDED
                                FEB. 29,        AUG. 31,      AUG. 31,             YEAR ENDED JUNE 30,
                                  2008              2007       2006(B)         2006         2005
                               (UNAUDITED)                                                               2004
Net asset value, beginning of
  period                            $5.17         $5.25         $5.15         $5.35        $5.21        $5.47
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)          .10(c)        .19(c)        .03           .18          .18          .19
Net gains (losses) (both
 realized and unrealized)            (.16)         (.08)          .10          (.16)         .17         (.18)
-------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          (.06)          .11           .13           .02          .35          .01
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                              (.10)         (.19)         (.03)         (.18)        (.18)        (.19)
Distributions from realized
 gains                               (.01)           --            --          (.04)        (.03)        (.08)
-------------------------------------------------------------------------------------------------------------
Total distributions                  (.11)         (.19)         (.03)         (.22)        (.21)        (.27)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $5.00         $5.17         $5.25         $5.15        $5.35        $5.21
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $34           $38           $46           $45          $53          $56
-------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (including interest and fee
 expense)(d),(e)                    1.05%(f)      1.08%         1.11%(f)       .98%         .96%         .95%
-------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(e),(g),(h)                 .81%(f)       .81%          .81%(f)       .81%         .88%         .89%
-------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (excluding interest and fee
 expense)(d)                        1.03%(f)      1.06%         1.09%(f)       .98%         .96%         .94%
-------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(g),(h)                     .79%(f)       .79%          .79%(f)       .81%         .88%         .88%
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)        3.77%(f)      3.58%         3.44%(f)      3.38%        3.45%        3.55%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                3%           20%            6%           16%           9%          32%
-------------------------------------------------------------------------------------------------------------
Total return(i)                    (1.33%)(j)     2.07%         2.54%(j)       .40%        6.80%         .19%
-------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  49

RiverSource Michigan Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS           YEAR        PERIOD
                                  ENDED            ENDED         ENDED
                                FEB. 29,        AUG. 31,      AUG. 31,             YEAR ENDED JUNE 30,
                                  2008              2007       2006(B)         2006         2005
                               (UNAUDITED)                                                               2004
Net asset value, beginning of
  period                            $5.17         $5.26         $5.16         $5.35        $5.21        $5.47
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)          .08(c)        .15(c)        .02           .14          .14          .15
Net gains (losses) (both
 realized and unrealized)            (.16)         (.09)          .10          (.15)         .17         (.18)
-------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          (.08)          .06           .12          (.01)         .31         (.03)
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                              (.08)         (.15)         (.02)         (.14)        (.14)        (.15)
Distributions from realized
 gains                               (.01)           --            --          (.04)        (.03)        (.08)
-------------------------------------------------------------------------------------------------------------
Total distributions                  (.09)         (.15)         (.02)         (.18)        (.17)        (.23)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $5.00         $5.17         $5.26         $5.16        $5.35        $5.21
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $1            $1            $3            $3           $5           $7
-------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (including interest and fee
 expense)(d),(e)                    1.81%(f)      1.81%         1.85%(f)      1.74%        1.71%        1.71%
-------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(e),(g),(h)                1.57%(f)      1.57%         1.57%(f)      1.58%        1.64%        1.64%
-------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (excluding interest and fee
 expense)(d)                        1.79%(f)      1.79%         1.83%(f)      1.74%        1.71%        1.70%
-------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(g),(h)                    1.55%(f)      1.55%         1.55%(f)      1.58%        1.64%        1.63%
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)        3.03%(f)      2.80%         2.65%(f)      2.61%        2.69%        2.79%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                3%           20%            6%           16%           9%          32%
-------------------------------------------------------------------------------------------------------------
Total return(i)                    (1.70%)(j)     1.10%         2.39%(j)      (.17%)       5.99%        (.56%)
-------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 50 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
                               SIX MONTHS           YEAR        PERIOD
                                  ENDED            ENDED         ENDED
                                FEB. 29,        AUG. 31,      AUG. 31,             YEAR ENDED JUNE 30,
                                  2008              2007       2006(B)         2006         2005
                               (UNAUDITED)                                                               2004
Net asset value, beginning of
 period                             $5.17         $5.26         $5.15         $5.35        $5.21        $5.47
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)          .08(c)        .15(c)        .02           .14          .14          .15
Net gains (losses) (both
 realized and unrealized)            (.16)         (.09)          .11          (.16)         .17         (.18)
-------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          (.08)          .06           .13          (.02)         .31         (.03)
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                              (.08)         (.15)         (.02)         (.14)        (.14)        (.15)
Distributions from realized
 gains                               (.01)           --            --          (.04)        (.03)        (.08)
-------------------------------------------------------------------------------------------------------------
Total distributions                  (.09)         (.15)         (.02)         (.18)        (.17)        (.23)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $5.00         $5.17         $5.26         $5.15        $5.35        $5.21
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $1            $1            $1            $1           $2           $2
-------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (including interest and fee
 expense)(d),(e)                    1.80%(f)      1.83%         1.86%(f)      1.74%        1.72%        1.71%
-------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(e),(g),(h)                1.56%(f)      1.57%         1.57%(f)      1.57%        1.64%        1.65%
-------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (excluding interest and fee
 expense)(d)                        1.78%(f)      1.81%         1.84%(f)      1.74%        1.72%        1.70%
-------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(g),(h)                    1.54%(f)      1.55%         1.55%(f)      1.57%        1.64%        1.64%
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)        3.03%(f)      2.82%         2.67%(f)      2.61%        2.70%        2.80%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                3%           20%            6%           16%           9%          32%
-------------------------------------------------------------------------------------------------------------
Total return(i)                    (1.70%)(j)     1.11%         2.59%(j)      (.36%)       5.99%        (.57%)
-------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  51

RiverSource Ohio Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
                              SIX MONTHS           YEAR        PERIOD
                                 ENDED            ENDED         ENDED
                               FEB. 29,        AUG. 31,      AUG. 31,             YEAR ENDED JUNE 30,
                                 2008              2007       2006(B)         2006         2005
                              (UNAUDITED)                                                               2004
Net asset value, beginning of
  period                            $5.16        $5.26         $5.15         $5.35        $5.16        $5.43
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)          .09(c)       .18(c)        .03           .17          .16          .17
Net gains (losses) (both
 realized and unrealized)            (.21)        (.10)          .11          (.19)         .19         (.20)
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          (.12)         .08           .14          (.02)         .35         (.03)
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                              (.09)        (.18)         (.03)         (.18)        (.16)        (.17)
Distributions from realized
 gains                               (.01)          --            --            --           --         (.07)
------------------------------------------------------------------------------------------------------------
Total distributions                  (.10)        (.18)         (.03)         (.18)        (.16)        (.24)
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $4.94        $5.16         $5.26         $5.15        $5.35        $5.16
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $35          $38           $42           $42          $51          $56
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (including interest and fee
 expense)(d),(e)                    1.08%(f)     1.07%         1.12%(f)       .99%         .96%         .97%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(e),(g),(h)                 .81%(f)      .81%          .81%(f)       .81%         .89%         .90%
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (excluding interest and fee
 expense(d)                         1.06%(f)     1.05%         1.10%(f)       .99%         .95%         .95%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(g),(h)                     .79%(f)      .79%          .79%(f)       .81%         .88%         .88%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)        3.51%(f)     3.46%         3.45%(f)      3.31%        3.07%        3.13%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               14%          27%            7%           18%          33%          17%
------------------------------------------------------------------------------------------------------------
Total return(i)                    (2.42%)(j)    1.55%         2.73%(j)      (.41%)       6.90%        (.67%)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 52 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
                              SIX MONTHS           YEAR        PERIOD
                                 ENDED            ENDED         ENDED
                               FEB. 29,        AUG. 31,      AUG. 31,             YEAR ENDED JUNE 30,
                                 2008              2007       2006(B)         2006         2005
                              (UNAUDITED)                                                               2004
Net asset value, beginning of
 period                             $5.16        $5.26         $5.15         $5.35        $5.16        $5.43
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)          .07(c)       .14(c)        .02           .13          .12          .13
Net gains (losses) (both
 realized and unrealized)            (.21)        (.10)          .11          (.19)         .19         (.20)
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          (.14)         .04           .13          (.06)         .31         (.07)
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                              (.07)        (.14)         (.02)         (.14)        (.12)        (.13)
Distributions from realized
 gains                               (.01)          --            --            --           --         (.07)
------------------------------------------------------------------------------------------------------------
Total distributions                  (.08)        (.14)         (.02)         (.14)        (.12)        (.20)
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $4.94        $5.16         $5.26         $5.15        $5.35        $5.16
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $3           $3            $5            $5           $8          $10
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (including interest and fee
 expense)(d),(e)                    1.83%(f)     1.81%         1.87%(f)      1.74%        1.71%        1.73%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(e),(g),(h)                1.56%(f)     1.57%         1.57%(f)      1.58%        1.65%        1.65%
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (excluding interest and fee
 expense(d)                         1.81%(f)     1.79%         1.85%(f)      1.74%        1.70%        1.71%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(g),(h)                    1.54%(f)     1.55%         1.55%(f)      1.58%        1.64%        1.63%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)        2.77%(f)     2.69%         2.67%(f)      2.54%        2.31%        2.38%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               14%          27%            7%           18%          33%          17%
------------------------------------------------------------------------------------------------------------
Total return(i)                    (2.78%)(j)     .78%         2.60%(j)     (1.17%)       6.10%       (1.43%)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  53

RiverSource Ohio Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
                              SIX MONTHS           YEAR        PERIOD
                                 ENDED            ENDED         ENDED
                               FEB. 29,        AUG. 31,      AUG. 31,             YEAR ENDED JUNE 30,
                                 2008              2007       2006(B)         2006         2005
                              (UNAUDITED)                                                               2004
Net asset value, beginning of
  period                            $5.16        $5.26         $5.16         $5.35        $5.16        $5.43
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)          .07(c)       .14(c)        .02           .13          .12          .13
Net gains (losses) (both
 realized and unrealized)            (.21)        (.10)          .10          (.18)         .19         (.20)
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          (.14)         .04           .12          (.05)         .31         (.07)
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                              (.07)        (.14)         (.02)         (.14)        (.12)        (.13)
Distributions from realized
 gains                               (.01)          --            --            --           --         (.07)
------------------------------------------------------------------------------------------------------------
Total distributions                  (.08)        (.14)         (.02)         (.14)        (.12)        (.20)
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $4.94        $5.16         $5.26         $5.16        $5.35        $5.16
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $1           $1            $1            $2           $2           $2
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (including interest and fee
 expense)(d),(e)                    1.83%(f)     1.82%         1.88%(f)      1.75%        1.72%        1.73%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(e),(g),(h)                1.56%(f)     1.57%         1.57%(f)      1.58%        1.65%        1.65%
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (excluding interest and fee
 expense(d)                         1.81%(f)     1.79%         1.86%(f)      1.75%        1.71%        1.71%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(g),(h)                    1.54%(f)     1.55%         1.55%(f)      1.58%        1.64%        1.63%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)        2.76%(f)     2.69%         2.69%(f)      2.55%        2.31%        2.38%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               14%          27%            7%           18%          33%          17%
------------------------------------------------------------------------------------------------------------
Total return(i)                    (2.78%)(j)     .77%         2.40%(j)      (.98%)       6.10%       (1.44%)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 54 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND
RIVERSOURCE MICHIGAN TAX-EXEMPT FUND
RIVERSOURCE OHIO TAX-EXEMPT FUND
JOINT SPECIAL MEETING OF SHAREHOLDERS HELD ON JAN. 29, 2008
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a Fund.

To approve an Agreement and Plan of Reorganization between the Fund and RiverSource Tax-Exempt High Income Fund.

                            DOLLARS VOTED    DOLLARS VOTED                    BROKER
FUND                            "FOR"          "AGAINST"      ABSTENTIONS    NON-VOTES
--------------------------------------------------------------------------------------
Massachusetts Tax-Exempt
Fund .....................  23,599,377.540   1,395,270.414   1,358,315.377     0.000
Michigan Tax-Exempt Fund..  20,362,059.341   1,517,392.277   1,288,272.984     0.000
Ohio Tax-Exempt Fund......  22,567,460.081   2,713,490.029   1,287,647.380     0.000
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  55

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Special Tax-Exempt Series Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 2, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date May 2, 2008